SUPPLEMENT

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        Supplement dated October 9, 2001


     This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus.



                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
Met Investors Series Trust (Class B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Portfolio                             .25%           .25%              .03%             .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.


3.  The following "Examples" are added to the prospectus:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

CHART 1
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
         Met/AIM Mid Cap Equity Portfolio                (a)$ 99.79       (a)$145.07    (a)$154.68   (a)$324.60
                                                         (b)$ 29.79       (b)$ 91.07    (b)$154.68   (b)$324.60

          Met/AIM Small Cap Growth Portfolio             (a)$101.28       (a)$149.49    (a)$161.96   (a)$338.60
                                                         (b)$ 31.28       (b)$ 95.49    (b)$161.96   (b)$338.60

         State Street Research Concentrated
           International Portfolio                       (a)$101.78       (a)$150.96    (a)$164.37   (a)$343.21
                                                         (b)$ 31.78       (b)$ 96.96    (b)$164.37   (b)$343.21

Metropolitan Series Fund, Inc. (Class B)

         MetLife Stock Index Portfolio                   (a)$ 93.60       (a)$126.56    (a)$123.99   (a)$264.23
                                                         (b)$ 23.60       (b)$ 72.56    (b)$123.99   (b)$264.23


CHART 2

                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
         Met/AIM Mid Cap Equity Portfolio                (a)$107.23       (a)$166.99    (a)$190.51   (a)$392.35
                                                         (b)$ 37.23       (b)$112.99    (b)$190.51   (b)$392.35
         Met/AIM Small Cap Growth Portfolio              (a)$108.71       (a)$171.31    (a)$197.51   (a)$405.24
                                                         (b)$ 38.71       (b)$117.31    (b)$197.51   (b)$405.24
         State Street Research Concentrated
           International Portfolio                       (a)$109.21       (a)$172.75    (a)$199.83   (a)$409.49
                                                         (b)$ 39.21       (b)$118.75    (b)$199.83   (b)$409.49
Metropolitan Series Fund Inc. (Class B)
         MetLife Stock Index Portfolio                   (a)$101.08       (a)$148.90    (a)$160.99   (a)$336.75
                                                         (b)$ 31.08       (b)$ 94.90    (b)$160.99   (b)$336.75

METLIFE INVESTORS USA SEPARATE  ACCOUNT A


CHART 1

                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
Met/AIM Mid Cap Equity Portfolio                          (a)$ 98.79     (a)$142.11        (a)$149.80  (a)$315.14
                                                          (b)$ 28.79     (b)$ 88.11        (b)$149.80  (b)$315.14
Met/AIM Small Cap Growth Portfolio                        (a)$100.29     (a)$146.54        (a)$157.11  (a)$329.29
                                                          (b)$ 30.29     (b)$ 92.54        (b)$157.11  (b)$329.29
State Street Research Concentrated
         International Portfolio                          (a)$100.79     (a)$148.02        (a)$159.54  (a)$333.96
                                                          (b)$ 30.79     (b)$ 94.02        (b)$159.54  (b)$333.96

Metropolitan Series Fund, Inc. (Class B)
MetLife Stock Index Portfolio                             (a)$ 92.59     (a)$123.54        (a)$118.94  (a)$254.10
                                                          (b)$ 22.59     (b)$ 69.54        (b)$118.94  (b)$254.10

CHART 2
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
Met/AIM Mid Cap Equity Portfolio                          (a)$107.23    (a)$166.99        (a)$190.51  (a)$392.35
                                                          (b)$ 37.23    (b)$112.99        (b)$190.51  (b)$392.35
Met/AIM Small Cap Growth Portfolio                        (a)$108.71    (a)$171.31        (a)$197.51  (a)$405.24
                                                          (b)$ 38.71    (b)$117.31        (b)$197.51  (b)$405.24
State Street Research Concentrated
         International Portfolio                          (a)$109.21    (a)$172.75        (a)$199.83  (a)$409.49
                                                          (b)$ 39.21    (b)$118.75        (b)$199.83  (b)$409.49
Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Portfolio                             (a)$101.08    (a)$148.90        (a)$160.99  (a)$336.75
                                                          (b)$ 31.08    (b)$ 94.90        (b)$160.99  (b)$336.75



4. The following information is added to Section 3 - Investment Options in the prospectus:

MET INVESTORS SERIES TRUST (CLASS B)
The following additional portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

5.  The following Appendix is added to the prospectus:

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of June 30, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.70% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.251020
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.869604
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.431623
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.096454
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.444308
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.295201
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.545371
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                     10.050816
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.097060
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.947263
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)

     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.678997
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.343755
     Number of Accum. Units Outstanding                9.4434

CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.85% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.248879
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.866015
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.420633
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.094092
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.441855
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.292795
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.543413
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                     10.048213
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.094444
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.944946
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.676232
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.340823
     Number of Accum. Units Outstanding                9.4434


CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.95% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.247457
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.863618
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.413308
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.092518
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.440222
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.291189
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.542106
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                   $9.985193
     End of Period                                     10.046479
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.092702
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.943402
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.674383
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.338868
     Number of Accum. Units Outstanding                9.4434




CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.10% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.245317
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.860024
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.402325
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period    4/27/2001                 $9.519967
     End of Period                                     9.090163
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.437780
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.288780
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.540150
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                   $9.985193
     End of Period                                     10.043884
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.090089
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.941083
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.671620
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.335934
     Number of Accum. Units Outstanding                9.4434

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.70% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/27/2001              $8.648464
     End of Period                                     8.251020
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/27/2001              $14.059023
     End of Period                                     13.869604
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/27/2001              $42.815885
     End of Period                                     42.431623
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account

     Beginning of Period       4/27/2001              $9.519967
     End of Period                                     9.096454
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/27/2001              $9.586900
     End of Period                                     9.444308
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/27/2001              $9.472551
     End of Period                                     9.295201
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period      4/27/2001               $7.816198
     End of Period                                     7.545371
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period       4/27/2001              $9.985193
     End of Period                                     10.050816
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period      4/27/2001               $10.064193
     End of Period                                     10.097060
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period       4/27/2001              $9.145551
     End of Period                                     8.947263
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/27/2001              $10.855312
     End of Period                                     10.678997
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/27/2001              $10.589457
     End of Period                                     11.343755
     Number of Accum. Units Outstanding                9.4434



CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.85% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/27/2001              $8.648464
     End of Period                                     8.248879
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      4/27/2001               $14.059023
     End of Period                                     13.866015
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      4/27/2001               $42.815885
     End of Period                                     42.420633
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period       4/27/2001              $9.519967
     End of Period                                     9.094092
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/27/2001              $9.586900
     End of Period                                     9.441855
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      4/27/2001               $9.472551
     End of Period                                     9.292795
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period      4/27/2001               $7.816198
     End of Period                                     7.543413
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period      4/27/2001               $9.985193
     End of Period                                    10.048213
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period      4/27/2001               $10.064193
     End of Period                                     10.094444
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period       4/27/2001              $9.145551
     End of Period                                     8.944946
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      4/27/2001               $10.855312
     End of Period                                     10.676232
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/27/2001              $10.589457
     End of Period                                     11.340823
     Number of Accum. Units Outstanding                9.4434


CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.95% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/27/2001              $8.648464
     End of Period                                     8.247457
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      4/27/2001               $14.059023
     End of Period                                     13.863618
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      4/27/2001               $42.815885
     End of Period                                     42.413308
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period      4/27/2001               $9.519967
     End of Period                                     9.092518
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account

     Beginning of Period      4/27/2001               $9.586900
     End of Period                                     9.440222
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      4/27/2001               $9.472551
     End of Period                                     9.291189
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period       4/27/2001              $7.816198
     End of Period                                     7.542106
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period       4/27/2001               $9.985193
     End of Period                                     10.046479
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period      4/27/2001               $10.064193
     End of Period                                     10.092702
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period      4/27/2001               $9.145551
     End of Period                                     8.943402
     Number of Accum. Units Outstanding                10.9343


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/27/2001              $10.855312
     End of Period                                     10.674383
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/27/2001              $10.589457
     End of Period                                     11.338868
     Number of Accum. Units Outstanding                9.4434


CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.10% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period      4/27/2001               $8.648464
     End of Period                                     8.245317
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      4/27/2001               $14.059023
     End of Period                                     13.860024
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/27/2001              $42.815885
     End of Period                                     42.402325
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period      4/27/2001               $9.519967
     End of Period                                     9.090163
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/27/2001              $9.586900
     End of Period                                     9.437780
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/27/2001              $9.472551
     End of Period                                     9.288780
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period       4/27/2001              $7.816198
     End of Period                                     7.540150
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period       4/27/2001               $9.985193
     End of Period                                     10.043884
     Number of Accum. Units Outstanding                10.0148

PIMCO Money Market Sub-Account
     Beginning of Period       4/27/2001              $10.064193
     End of Period                                     10.090089
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period       4/27/2001              $9.145551
     End of Period                                     8.941083
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/27/2001              $10.855312
     End of Period                                     10.671620
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/27/2001              $10.589457
     End of Period                                     11.335934
     Number of Accum. Units Outstanding                9.4434

METLIFE INVESTORS USA SEPARATE ACCOUNT A

CHART 1 - Contracts with Principal Protection Death Benefit with no additional death benefit riders (total separate account product charges equal 1.60% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.252448
     Number of Accum. Units Outstanding                2533.7187

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059117
     End of Period                                     13.872093
     Number of Accum. Units Outstanding                1061.4741

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.816790
     End of Period                                     42.439841
     Number of Accum. Units Outstanding                781.2216

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.098026
     Number of Accum. Units Outstanding                2552.3995

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.445940
     Number of Accum. Units Outstanding                2801.2263

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.296808
     Number of Accum. Units Outstanding                4839.1535

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.546679
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                    10.052550
     Number of Accum. Units Outstanding               6934.8904

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.098802
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.948809
     Number of Accum. Units Outstanding                2359.6053


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.680841
     Number of Accum. Units Outstanding                2178.3759

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.345711
     Number of Accum. Units Outstanding                2662.8803



CHART 2 - Contracts with Annual Step-Up Death Benefit (total separate account product charges equal 1.70% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.251020
     Number of Accum. Units Outstanding                2267.4037

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.869604
     Number of Accum. Units Outstanding                718.3759

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.431623
     Number of Accum. Units Outstanding                2621.2746

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.096454
     Number of Accum. Units Outstanding                3872.6306

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.444308
     Number of Accum. Units Outstanding                2616.9055

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.295201
     Number of Accum. Units Outstanding                7154.3652

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.545371
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                    10.050816
     Number of Accum. Units Outstanding               1014.3208

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.097086
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.947263
     Number of Accum. Units Outstanding                4207.3277

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.678997
     Number of Accum. Units Outstanding                7942.6736

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.343755
     Number of Accum. Units Outstanding                5153.9576


CHART 3 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.85% on an annual basis)

                                     and

         Contracts with Principal Protection Death Benefit and Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.85% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.248879
     Number of Accum. Units Outstanding                2978.6772

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.866015
     Number of Accum. Units Outstanding                562.9450

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.420633
     Number of Accum. Units Outstanding                144.7028

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.094092
     Number of Accum. Units Outstanding                2363.3643

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.441855
     Number of Accum. Units Outstanding                1492.4974

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.292795
     Number of Accum. Units Outstanding                2452.1689

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.543413
     Number of Accum. Units Outstanding                2698.3924

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                    10.048213
     Number of Accum. Units Outstanding               3686.4355

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.094471
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.944946
     Number of Accum. Units Outstanding                2104.3950


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.676232
     Number of Accum. Units Outstanding                3016.1276

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.340823
     Number of Accum. Units Outstanding                987.1994


CHART 4 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.95% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.247457
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.863618
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.413308
     Number of Accum. Units Outstanding                354.4989

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.092518
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.440222
     Number of Accum. Units Outstanding                1585.6883

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.291189
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.542106
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                    10.046479
     Number of Accum. Units Outstanding               10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.092729
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.943402
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)

     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.674383
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.338868
     Number of Accum. Units Outstanding                9.4434

CHART 5 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.10% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/27/2001                  $8.648464
     End of Period                                     8.245317
     Number of Accum. Units Outstanding                11.5627

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/27/2001                  $14.059023
     End of Period                                     13.860024
     Number of Accum. Units Outstanding                7.1129

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/27/2001                  $42.815885
     End of Period                                     42.402325
     Number of Accum. Units Outstanding                2.3356

MFS Research International Sub-Account
     Beginning of Period   4/27/2001                  $9.519967
     End of Period                                     9.090163
     Number of Accum. Units Outstanding                10.5042

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/27/2001                  $9.586900
     End of Period                                     9.437780
     Number of Accum. Units Outstanding                10.4309

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/27/2001                  $9.472551
     End of Period                                     9.288780
     Number of Accum. Units Outstanding                10.5568

PIMCO Innovation Sub-Account
     Beginning of Period   4/27/2001                  $7.816198
     End of Period                                     7.540150
     Number of Accum. Units Outstanding                12.7939

PIMCO Total Return Sub-Account
     Beginning of Period   4/27/2001                  $9.985193
     End of Period                                    10.043884
     Number of Accum. Units Outstanding               10.0148

PIMCO Money Market Sub-Account
     Beginning of Period   4/27/2001                  $10.064193
     End of Period                                     10.090117
     Number of Accum. Units Outstanding                9.9362

Met/Putnam Research Sub-Account
     Beginning of Period   4/27/2001                  $9.145551
     End of Period                                     8.941083
     Number of Accum. Units Outstanding                10.9343

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/27/2001                  $10.855312
     End of Period                                     10.671620
     Number of Accum. Units Outstanding                9.2121

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/27/2001                  $10.589457
     End of Period                                     11.335934
     Number of Accum. Units Outstanding                9.4434


6. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

7.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

8. Except with respect to MetLife Investors Variable Annuity Account Five, all references to the contract in the prospectus also apply to a certificate issued under a group contract.


CL-7114 (9/01)